Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary shares Class A ordinary shares		Ordinary shares Class B ordinary shares		Ordinary shares		Additional paid-in capital	Statutory reserves	Accumulated deficit	Accumulated other comprehensive (loss) income	Total
Balance at Jun. 30, 2023						$ 2,400		$ 1,041,855	$ 300,171	$ (214,331)	$ (59,013)	$ 1,071,082
Balance (in Shares) at Jun. 30, 2023	[1]					60,000
Issuance of Class A ordinary shares and warrants for cash						$ 300		13,536,945				13,537,245
Issuance of Class A ordinary shares and warrants for cash (in Shares)	[1]					7,500
Net loss										(748,542)		(748,542)
Reversal of statutory reserves			[1]		[1]		[1]
Foreign currency translation adjustment											14,213	14,213
Appropriation to statutory reserve									270,636	(270,636)
Balance at Jun. 30, 2024						$ 2,700		14,578,800	570,807	(1,233,509)	(44,800)	13,873,998
Balance (in Shares) at Jun. 30, 2024	[1]					67,500
Share based payment						$ 270		2,213,730				2,214,000
Share based payment (in Shares)	[1]					6,750
Issuance of Class A ordinary shares and warrants for cash						$ 2,280		5,647,720				5,650,000
Issuance of Class A ordinary shares and warrants for cash (in Shares)	[1]					57,000
Exercise of warrants								(28,005)
Exercise of warrants (in Shares)	[1]
Net loss										(2,718,517)		(2,718,517)
Reversal of statutory reserves			[1]		[1]		[1]		(48,530)	48,530		0
Foreign currency translation adjustment											(567)	(567)
Appropriation to statutory reserve									62,884	(62,884)
Balance at Jun. 30, 2025						$ 33,255		22,412,245	374,343	(3,755,560)	(45,367)	19,018,916
Balance (in Shares) at Jun. 30, 2025	[1]					831,366
Share based payment						$ 15,200		27,914,800				27,930,000
Share based payment (in Shares)	[1]					380,000
Issuance of Class A ordinary shares and warrants for cash		$ 24,266						57,095				81,361
Issuance of Class A ordinary shares and warrants for cash (in Shares)	[1]	606,669
Re-designation of ordinary shares into Class A ordinary shares		$ 48,455				$ (48,455)
Re-designation of ordinary shares into Class A ordinary shares (in Shares)	[1]	1,211,366				(1,211,366)
Repurchase of Class A ordinary shares and issuance of Class B ordinary shares		$ (12,255)		$ 12,255
Repurchase of Class A ordinary shares and issuance of Class B ordinary shares (in Shares)	[1]	(306,383)		306,383
Exercise of warrants		$ 72,800						6,091,400				6,164,200
Exercise of warrants (in Shares)		1,820,000
Additional issuance of Class A ordinary shares for fractional shares shareholders		$ 1						(1)
Additional issuance of Class A ordinary shares for fractional shares shareholders (in Shares)	[1]	29
Net loss										(33,112,851)		(33,112,851)
Foreign currency translation adjustment											511,265	511,265
Balance at Jun. 30, 2026		$ 133,267		$ 12,255				$ 56,475,539	$ 325,813	$ (36,819,881)	$ 465,898	$ 20,592,891
Balance (in Shares) at Jun. 30, 2026	[1]	3,331,681		306,383

[1]	Giving retroactive effect on the 1-for-16 reverse share split of November 27, 2024 and the 1-for-25 reverse share split to the issued and outstanding ordinary Shares effected on May 22, 2026, all share and per share amounts presented in the accompanying consolidated financial statements have been retrospectively adjusted to reflect the reverse share split for all periods presented.